Transactions with Parties-in-Interest (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 131,802,243	$ 111,708,107
Papa John's International, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	1,442,629	1,574,475
Purchase of common stock	280,000	329,600
Sales of common stock	$ 294,000	$ 451,200